SEC Schedule, Article 12-09, Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts

(In Thousands)	Balance at beginning of period	Charged to costs and expenses	Deductions	Balance at end of period
Year ended December 31, 2021:
Allowance for deferred tax assets	$23,330	$32,290	$—	$55,620
Liability for loss and loss adjustment expenses	69,800	21,335	10,868	80,267
Allowance for doubtful accounts	492	1,230	640	1,082
Year ended December 31, 2020:
Allowance for deferred tax assets	$11,623	$11,707	$—	$23,330
Liability for loss and loss adjustment expenses	62,758	15,337	8,295	69,800
Allowance for doubtful accounts	210	424	142	492
Year ended December 31, 2019:
Allowance for deferred tax assets	$4,752	$6,871	$—	$11,623
Liability for loss and loss adjustment expenses	—	71,551	8,793	62,758
Allowance for doubtful accounts	—	210	—	210